Document And Entity Information	12 Months Ended
	Nov. 30, 2011	Jan. 17, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	Location Based Technologies, Inc.
Document Type	S-1
Current Fiscal Year End Date	--08-31
Entity Common Stock, Shares Outstanding		58,754,079
Amendment Flag	false
Entity Central Index Key	0001383196
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Nov. 30, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY